ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	$ 4,366	$ 14,960	$ 14,435	$ 14,269	$ 14,269	$ 14,784	$ 14,960
Other comprehensive income (loss) before reclassifications, net					(57)	(650)	686
Amounts reclassified, pre-tax					13	19	(387)
Tax expense reclassified					15	33	168
Balance	5,437	14,644	5,437	14,644	14,435	14,269	14,784
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(1,018)	(821)	(780)	(834)	(834)	(393)	(1,130)
Other comprehensive income (loss) before reclassifications, net	302	(274)	64	(261)	52	(441)	747
Amounts reclassified, pre-tax	0	0	0	0	2	0	(10)
Tax expense reclassified	0		0		0	0	0
Balance	(716)	(1,095)	(716)	(1,095)	(780)	(834)	(393)
Defined Benefit Pension and Postretirement Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(461)	(381)	(473)	(381)	(381)	(222)	(211)
Other comprehensive income (loss) before reclassifications, net	0	0	2	2	(109)	(209)	(32)
Amounts reclassified, pre-tax	6	2	18	9	11	17	16
Tax expense reclassified	(1)		(3)		15	33	5
Balance	(456)	(379)	(456)	(379)	(473)	(381)	(222)
Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance			0	0	0	0	262
Other comprehensive income (loss) before reclassifications, net					0	0	(31)
Amounts reclassified, pre-tax					0	0	(394)
Tax expense reclassified					0	0	163
Balance					0	0	0
Unrealized Hedging Gains (Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance			0	0	0	(2)	(5)
Other comprehensive income (loss) before reclassifications, net					0	0	2
Amounts reclassified, pre-tax					0	2	1
Tax expense reclassified					0	0	0
Balance					0	0	(2)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(1,479)	(1,202)	(1,253)	(1,215)	(1,215)	(617)	(1,084)
Other comprehensive income (loss) before reclassifications, net	302	(274)	66	(259)
Amounts reclassified, pre-tax	6	2	18	9
Tax expense reclassified	(1)		(3)
Balance	$ (1,172)	(1,474)	(1,172)	(1,474)	(1,253)	(1,215)	$ (617)
Cumulative Effect, Period of Adoption, Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance			$ (4)	0	0
Balance					(4)	0
Cumulative Effect, Period of Adoption, Adjustment [Member] | Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance		0		0
Cumulative Effect, Period of Adoption, Adjustment [Member] | Defined Benefit Pension and Postretirement Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance		(9)		(9)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance				(9)	(9)
Balance		$ (9)		(9)		(9)
Cumulative Effect, Period of Adoption, Adjustment [Member] | ASU 2018-02 [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance				0	0
Balance						0
Cumulative Effect, Period of Adoption, Adjustment [Member] | ASU 2018-02 [Member] | Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance				0	0
Balance						0
Cumulative Effect, Period of Adoption, Adjustment [Member] | ASU 2018-02 [Member] | Defined Benefit Pension and Postretirement Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance				(9)	(9)
Balance						(9)
Cumulative Effect, Period of Adoption, Adjustment [Member] | ASU 2018-02 [Member] | Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance				0	0
Balance						0
Cumulative Effect, Period of Adoption, Adjustment [Member] | ASU 2018-02 [Member] | Unrealized Hedging Gains (Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance				0	0
Balance						0
Cumulative Effect, Period of Adoption, Adjustment [Member] | ASU 2018-02 [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance				$ (9)	$ (9)
Balance						$ (9)